Premises and Equipment - Additional Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation and amortization	¥ 162,128	¥ 156,393	¥ 146,191
Premises and equipment under capital leases, accumulated depreciation and amortization	1,129,914	1,088,874
Impairment losses on premises and equipment			9,299
Global Retail Group | Software and related server equipment
Property, Plant and Equipment [Line Items]
Impairment losses on premises and equipment			9,211
Premises and equipment under capital leases
Property, Plant and Equipment [Line Items]
Premises and equipment under capital leases	47,074	46,022
Premises and equipment under capital leases, accumulated depreciation and amortization	28,954	33,962
General and Administrative expense
Property, Plant and Equipment [Line Items]
Impairment losses on premises and equipment			7,703
Occupancy expenses
Property, Plant and Equipment [Line Items]
Impairment losses on premises and equipment			¥ 1,596